Investments in Investees	12 Months Ended
Dec. 31, 2022
Investments in Investees [Abstract]
INVESTMENTS IN INVESTEES
NOTE 23:-	INVESTMENTS IN INVESTEES

a.	Investment in ALD College Ltd. (“the College”) 100% holding:

The College was founded by the Company in September 2000. It offers a variety of software quality, QA, reliability and logistic training and certification programs for organizations.

b.	Investment in ALD Software:

On December 28, 2007, the Company signed an agreement with ALD Software whereby on the record date, January 1, 2008, the Company transferred and sold to ALD Software the software department operation, free of any debt, liability, charge, foreclosure, mortgage, lien or any third party right, other than the liability to the IIA, as a result of which on the transaction completion date, ALD Software will become the legal owner of the software department operation and its underlying rights. The Company holds 87.35% of ALD software.

c.	Investment in Sensecom Project Consulting and Management Ltd. (“Sensecom”):

On September 27, 2017, the Company and Qpoint purchased Sensecom and its sister company, Integral Telemanagement Services Ltd. (“Integral”), in the context of a stay of proceedings pursuant to Article 350 to the Companies Law, 1999, with the approval of the Lod District Court. One of Sensecom’s operations, the WIN operation of customer call service, was not included in the purchase and was sold to another company. The Company holds 49.94% of Sensecom and Qpoint holds the remaining 50.06%.

Sensecom and Integral have the following operations:

1.	TEM department – telecommunication cost management and control, refund management and expense optimization.

2.	PRO department – customer experience and relations, customer site work process improvement, service experience improvement through technology, customer websites etc.

d.	Investment in Hub Cyber Security Inc:

On April 4, 2012, the Company signed an agreement with Myron and Sara Hecht and the Hecht Family Trust (“the sellers”) and Hub Cyber Security Inc. according to which on the date of closing, the Company will purchase from the sellers 65,771 Ordinary shares of Hub Cyber Security Inc, accounting for about 49% of its issued and outstanding share capital, in return for USD 211 thousand (“the Hecht agreement”). On April 5, 2012, the Company completed the purchase of another 51% of the voting rights in Hub Cyber Security Inc. for a cash payment of NIS 946 thousand (USD 253 thousand). As a result, the Company’s interests in Hub Cyber Security Inc increased to 100%.

e.	Investment in Qpoint:

On May 26, 2010, the Company signed an agreement for investing in Qpoint, which is engaged in IT and software testing. According to the agreement, after the investment is made, the Company will hold 46.52% of Qpoint’s issued and outstanding share capital on a fully diluted basis and will have the power to determine Qpoint’s financial and operational policies, among others by having veto rights on budgets, capital raising, financing, dividend distribution and appointing the CEO and CFO, this since each of the two other shareholders in Qpoint had provided the Company an irrevocable proxy for about 7% each of Qpoint’s ordinary shares owned by them, conferring the Company about 60% of the voting rights in general meetings. Consequently, the Company consolidates Qpoint in its financial statements from the second quarter of that year. The Company’s total investment in Qpoint amounted to NIS 1,200 thousand (USD 312 thousand), paid in instalments over three quarters after the closing date. On July 1, 2010, with the completion of the Qpoint acquisition transaction, the Company was allocated 174 shares of Qpoint, conferring the Company 46.52% of Qpoint’s issued and outstanding share capital on a fully diluted basis.

As part of the investment agreement, the parties signed a service agreement according to which the Company will grant Qpoint various services such as comprehensive accounting, marketing, management, administration and office maintenance. In return, Qpoint will pay the Company management fees of 3%. This agreement remains in effect as long as the Company holds 25% of Qpoint’s share capital.

f.	Investment in Aginix Communications and Computers Ltd. (“Aginix”):

On April 20, 2016, the Company and Qpoint (whose issued and outstanding share capital is 46.52% held by the Company) (collectively – “the buyers”) signed an agreement for the purchase of the entire issued and outstanding share capital of Aginix from a third party (“the seller”) and a company controlled by the seller. Following the purchase, the Company will hold 49.94% of Aginix’s shares and Qpoint will hold 50.06%.

The suspending conditions underlying the transaction are: (1) obtaining the legally required approvals from the Company, Qpoint, Aginix and the company controlled by the seller; (2) the accuracy of the parties’ representations and warranties and their compliance with their obligations as per the agreement. The transaction was completed on May 3, 2016. According to the agreement signed by the buyers with Aginix, Aginix will pay each of the buyers management fees at a rate of 3% of its annual revenues.